Exhibit 2 - Conditions of the most significant debt	12 Months Ended
Dec. 31, 2024
Exhibit 2 - Conditions of the most significant debt
Exhibit 2. Conditions of the most significant debt

Exhibit 2 – Conditions of the most significant debt

						Outstanding	Outstanding
						balance	balance	Interest	Amortization	Payment of
Type of debt	Company	Issue date	Maturity date	Currency	Disbursement	Dec 31, 2024	Dec 31, 2023	rate	plan	interest
		Aug-13	Aug -28		347,500	347,500	347,500
	Ecopetrol S.A.	Dec-10	Dec-40	COP	284,300	284,300	284,300	Floating	Bullet	Half-yearly
		Aug-13	Aug-43		262,950	262,950	262,950
		Dec-11	Dec-41	COP	120,000	120,000	120,000	Floating	Bullet	Half-yearly
		May-13	May-28	COP	100,000	100,000	100,000	Floating	Bullet	Quarterly
		May-15	May-25	COP	100,000	100,000	100,000	Floating	Bullet	Quarterly
		May-15	May-30	COP	120,000	120,000	120,000	Floating	Bullet	Quarterly
		May-15	May-35	COP	280,000	280,000	280,000	Floating	Bullet	Quarterly
		Feb-16	Feb-24	COP	115,000	—	115,000	Floating	Bullet	Quarterly
		Feb-16	Feb-28	COP	152,000	152,000	152,000	Floating	Bullet	Quarterly
		Feb-16	Feb-41	COP	133,000	133,000	133,000	Floating	Bullet	Quarterly
Bonds,		Apr-17	Apr-24	COP	260,780	—	260,780	Fixed	Bullet	Quarterly
domestic	Interconexión	Apr-17	Apr-32	COP	196,300	196,300	196,300	Floating	Bullet	Quarterly
currency	Eléctrica S.A.	Apr-17	Apr-42	COP	242,920	242,920	242,920	Floating	Bullet	Quarterly
	E.S.P.	Nov-17	Nov-25	COP	150,080	150,080	150,080	Fixed	Bullet	Quarterly
		Nov-17	Nov-31	COP	120,100	120,100	120,100	Floating	Bullet	Quarterly
		Nov-17	Nov-47	COP	229,820	229,820	229,820	Floating	Bullet	Quarterly
		Jul-18	Jul-27	COP	156,500	156,500	156,500	Floating	Bullet	Quarterly
		Jul-18	Jul-33	COP	142,063	142,063	142,063	Floating	Bullet	Quarterly
		Jul-18	Jul-43	COP	201,437	201,437	201,437	Floating	Bullet	Quarterly
		Aug-20	Aug-29	COP	160,000	160,000	160,000	Fixed	Bullet	Quarterly
		Aug-20	Aug-40	UVR (1)	192,073	192,073	182,416	Fixed	Bullet	Annual
		Nov-23	Nov-30	COP	176,000	176,000	176,000	Floating	Bullet	Quarterly
		Nov-23	Nov-37	COP	224,000	224,000	224,000	Floating	Bullet	Quarterly
		Nov-23	Nov-44	COP	100,000	100,000	100,000	Floating	Bullet	Quarterly
		Jun-24	Jun-30	COP	150,000	150,000	224,000	Floating	Bullet	Quarterly
		Jun-24	Jun-39	COP	250,000	250,000	100,000	Floating	Bullet	Quarterly
		Jul-16	Jan-34	UVR	445,700	511,954	486,213	Fixed	Annual	Half-yearly
		Oct-11	Oct-26	COP	100,000	100,000	100,000	Floating	Bullet	Quarterly

						Outstanding	Outstanding
Type of		Issue	Maturity			balance	balance	Interest	Amortization	Payment of
debt	Company	date	date	Currency	Disbursement	Dec 31, 2024	Dec 31, 2023	rate	plan	interest
		Sep-13	Sep-43		850	850	850
		May-14	May-45		2,000	2,000	2,000
		Apr-20	Apr-30		2,000	2,000	2,000
		Nov-21	Nov-31		1,250	1,250	1,250
	Ecopetrol S.A.	Nov-21	Nov-51	USD	750	750	750	Fixed	Bullet	Half-yearly
		Jan-23	Jan-33		2,000	2,000	2,000
		Jul-23	Jan-33		300	300	300
		Jul-23	Jan-29		1,200	1,200	1,200
		Jan-24	Jan-36		1,850	1,850	—
		Oct-24	Feb-32		1,750	1,750	—
	Oleoducto Central S.A.	Jul-20	Jul-27	USD	500	400	500	Fixed	Bullet	Half-yearly
		Jan-11	Jan-26		38	38	38	Fixed	Bullet	Quarterly
		Oct-12	Apr-31		40	40	40	Fixed	Bullet	Half-yearly
Bonds,		Jul-16	Jan-34		151	125	134	Fixed	Annual	Half-yearly
foreign		Mar-17	Feb-24		48	—	87	Floating	Bullet	Annual
currency		May-18	Apr-25		100	143	174	Floating	Bullet	Half-yearly
		Jun-18	Jun-25		224	75	162	Fixed	Annual	Half-yearly
	Interconexión	Jun-18	Dec30		231	383	416	Fixed	Half-yearly	Half-yearly
	Eléctrica S.A.	Jun-18	Dec24		39	—	6	Fixed	Annual	Half-yearly
	E.S.P and	Jun-18	Dec30	USD	193	195	212	Fixed	Half-yearly	Half-yearly
	subsidiaries	Apr-19	Apr-34		600	600	600	Fixed	Half-yearly	Half-yearly
		Dec19	Dec29		66	89	108	Floating	Annual	Half-yearly
		Dec20	Nov-28		129	129	165	Floating	Annual	Half-yearly
		Dec20	May-44		129	144	183	Floating	Half-yearly	Half-yearly
		Feb-21	Jun-50		34	34	37	Fixed	Annual	Half-yearly
		Feb-21	Jul-44		109	156	189	Floating	Half-yearly	Half-yearly
		Jul-21	Jun-56		1,200	1,073	1,073	Fixed	Annual	Half-yearly
		Oct-21	Oct-31		108	128	156	Floating	Bullet	Half-yearly
		Oct-21	Oct-38		45	54	65	Floating	Annual	Half-yearly

						Outstanding	Outstanding
		Issue	Maturity			balance	balance	Interest	Amortization	Payment of
Type of debt	Company	date	date	Currency	Disbursement	Dec 31, 2024	Dec 31, 2023	rate	plan	interest
		Apr-22	Apr-38		500	500	500	Fixed	Half-yearly	Half-yearly
		Apr-22	Apr-29		113	113	145	Floating	Annual	Half-yearly
		Nov-22	Jun-50		74	74	81	Fixed	Annual	Monthly
		Mar-23	Mar-30		89	89	114	Floating	Bullet	Half-yearly
		Sep-23	Jun-50		68	68	163	Fixed	Annual	Monthly
	Interconexión	Oct-23	Oct-33		127	133	232	Floating	Half-yearly	Half-yearly
Bonds, foreign	Eléctrica	Oct-23	Oct-38	USD	180	190	180	Floating	Half-yearly	Half-yearly
currency	S.A. E.S.P	Mar-24	Mar-29		111	111	—	Floating	Bullet	Half-yearly
		Mar-24	Mar-31		83	83	—	Floating	Annual	Half-yearly
		Mar-24	Mar-34		21	21	—	Floating	Annual	Half-yearly
		May-24	May-31		161	161	—	Floating	Annual	Half-yearly
		Jul-24	Jun-50		68	60	—	Fixed	Annual	Monthly
		Oct-24	Oct-36		170	171	—	Floating	Annual	Half-yearly
		Oct-24	Oct-39		122	122	—	Floating	Annual	Half-yearly
		May-10	May-30		36	15	22	Fixed	Monthly	Monthly
		Jan-14	Mar-29		46	14	21	Floating	Monthly	Monthly
		Feb-16	Jul-24		5	—	1	Floating	Quaterly	Quaterly
		Aug-17	Mar-32		44	23	34	Floating	Monthly	Monthly
		Sep-18	Jun-50		12	36	31	Fixed	Monthly	Annual
International	Interconexión	Sep-18	Jun-50		5	14	13	Fixed	Monthly	Annual
commercial	Eléctrica	Mar-19	Sep-25	USD	1	5	—	Floating	Quaterly	Quaterly
loans	S.A. E.S.P	Sep-19	Sep-25		70	35	—	Fixed	Half-yearly	Half-yearly
		May-21	May-25		89	27	50	Fixed	Half-yearly	Annual
		May-21	May-26		59	46	78	Fixed	Half-yearly	Half-yearly
		Mar-22	Dec41		37	67	69	Floating	Monthly	Monthly

						Outstanding	Outstanding
		Issue	Maturity			balance	balance	Interest	Amortization	Payment of
Type of debt	Company	date	date	Currency	Disbursement	Dec 31, 2024	Dec 31, 2023	rate	plan	interest
		Apr-22	Nov-26		66	58	62	Fixed	Bullet	Bullet
		Sep-22	Sep-32		20	76	76	Fixed	Half-yearly	Half-yearly
		Oct-22	Jun-27		5	2	4	Floating	Quaterly	Quaterly
		Dec22	Nov-30		40	40	30	Floating	Half-yearly	Half-yearly
International	Interconexión	Feb-23	Nov-30		30	30	30	Floating	Half-yearly	Half-yearly
commercial	Eléctrica S.A.	Mar-23	Nov-30	USD	36	36	36	Floating	Half-yearly	Half-yearly
loans	E.S.P.	Sep-23	Mar-25		39	22	43	Floating	Monthly	Half-yearly
		Sep-23	Mar-25		22	—	23	Floating	Monthly	Half-yearly
		Sep-23	Mar-25		16	6	18	Floating	Monthly	Half-yearly
		Dec23	Dec24		38	—	38	Fixed	Bullet	Bullet
		Apr-24	Apr-25		30	30	—	Fixed	Bullet	Bullet
		Jun-24	Nov-30		7	9	—	Floating	Quaterly	Quaterly
		Dec17	Dec25		359	114	132	Floating	Half-yearly	Half-yearly
		Jul-24	Apr-29		1,200	1,200	1,200	Floating	Half-yearly	Bullet
International		Jul-24	Jul-25		160	160	160	Floating	Bullet	Quaterly
commercial	Ecopetrol S.A.	Dec22	Dec27	USD	575	700	700	Floating	Half-yearly	Half-yearly
loans		Dec22	Dec27		247	300	300	Floating	Half-yearly	Half-yearly
		May-23	May-28		400	400	400	Floating	Bullet	Quaterly
		Oct-24	Oct-29		250	250	—	Floating	Bullet	Half-yearly

						Outstanding	Outstanding
						balance	balance
		Issue	Maturity			Dec 31,	Dec 31,	Interest	Amortization	Payment of
Type of debt	Company	date	date	Currency	Disbursement	2024	2023	rate	plan	interest
		Dec16	Jan-28	COP	250,000	168,500	189,000	Floating	Half-yearly	Annual
		Dec16	Jan-34	COP	150,000	141,000	144,000	Floating	Half-yearly	Annual
		Dec16	Jan-34	COP	150,000	141,000	144,000	Floating	Half-yearly	Annual
		Dec16	Jan-34	UVR	511,954	211,357	200,730	Fixed	Half-yearly	Annual
		May-18	Nov-28	COP	59,467	33,981	42,476	Floating	Half-yearly	Half-yearly
		Jul-18	Jan-24	COP	217,500	—	3,595	Floating	Half-yearly	Half-yearly
		Nov-18	Nov-28	COP	23,000	—	16,429	Floating	Half-yearly	Half-yearly
		May-19	May-29	COP	9,000	5,786	7,071	Floating	Half-yearly	Half-yearly
		Apr-20	Apr-30	COP	10,000	7,857	9,286	Floating	Quaterly	Quaterly
		Sep-20	Sep-30	COP	3,800	3,121	3,664	Floating	Quaterly	Quaterly
		Nov-20	Sep-30	COP	8,000	6,571	7,714	Floating	Quaterly	Quaterly
		Dec20	Sep-30	COP	8,200	6,736	7,907	Floating	Quaterly	Quaterly
Domestic	Interconexión	Jun-21	Mar-31	COP	7,000	6,500	7,000	Floating	Quaterly	Quaterly
commercial	Eléctrica	Oct-21	Oct-28	COP	70,500	70,500	70,500	Floating	Quaterly	Quaterly
loans	S.A. E.S.P	Oct-21	Jun-31	COP	7,000	6,500	7,000	Floating	Quaterly	Quaterly
		Oct-21	Oct-31	COP	158,050	158,050	158,050	Floating	Quaterly	Quaterly
		Nov-21	Jun-31	COP	16,000	14,857	16,000	Floating	Quaterly	Quaterly
		Nov-21	Jun-31	COP	20,000	18,571	20,000	Floating	Quaterly	Quaterly
		Jun-22	Jun-27	COP	12,900	10,750	12,900	Floating	Quaterly	Quaterly
		Jul-22	Jul-27	COP	194,000	194,000	194,000	Floating	Quaterly	Bullet
		Aug-22	Aug-27	COP	51,085	51,085	51,085	Floating	Half-yearly	Half-yearly
		Apr-23	Apr-30	COP	450,000	450,000	450,000	Floating	Half-yearly	Half-yearly
		Oct-23	Apr-30	COP	150,000	150,000	150,000	Floating	Half-yearly	Half-yearly
		Nov-23	Oct-24	COP	208,670	—	208,670	Floating	Quaterly	Quaterly
		Dec23	Dec34	COP	250,000	—	250,000	Floating	Half-yearly	Half-yearly
		Dec23	Dec35	COP	250,000	250,000	250,000	Floating	Half-yearly	Half-yearly
		Jun-24	Dec34	COP	250,000	250,000	—	Floating	Half-yearly	Half-yearly
		Oct-24	Oct-34	COP	208,670	208,670	—	Floating	Quaterly	Quaterly
		Nov-24	Nov-34	COP	80,000	80,000	—	Floating	Quaterly	Quaterly